Bunker inventory (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) metricTonsOfFuel	Dec. 31, 2019 USD ($) metricTonsOfFuel	Sep. 11, 2020 USD ($)	Jun. 27, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Fuel inventory purchased (in metric tons) | metricTonsOfFuel	179,927	420,000
Payment for purchase of inventory	$ 49,700,000	$ 202,300,000
Bunker inventory	75,780,000	183,382,000
Bunker expenses	22,700,000	0
Compliant fuel oil inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	57,700,000	164,000,000.0
Bunker inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	18,100,000	$ 19,400,000
Secured loan due 2021 with margin rate at 2.1%
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 100,000,000.0		$ 713,000,000.0	$ 100,000,000.0